Related Party Transactions (Details) - Argentina [Member]	12 Months Ended
Jun. 30, 2020
Eduardo S. Elsztain [Member]
Statement Line Items [Line Items]
Date of Birth	1/26/1960
Position	General Manager
Current position since	1991
Daniel R. Elsztain [Member]
Statement Line Items [Line Items]
Date of Birth	12/22/1972
Position	Operating Manager
Current position since	2012
Jorge Cruces [Member]
Statement Line Items [Line Items]
Date of Birth	11/07/1966
Position	Investment Manager
Current position since	2020
Matias I. Gaivironsky [Member]
Statement Line Items [Line Items]
Date of Birth	2/23/1976
Position	Administrative and Financial Manager
Current position since	2011
Doron Cohent [Member]
Statement Line Items [Line Items]
Date of Birth	09/27/1960
Position	General Manager
Current position since	2020
Sholem Lapidot [Member]
Statement Line Items [Line Items]
Date of Birth	10/22/1979	[1]
Position	General Manager	[1]
Current position since	2016 / 01-2020	[1]
Gil Kotler [Member]
Statement Line Items [Line Items]
Date of Birth	10/4/1966	[1]
Position	Financial Manager	[1]
Current position since	2016/ 04-2020	[1]
Aaron Kaufman [Member]
Statement Line Items [Line Items]
Date of Birth	3/3/1970
Position	Vice president and General Assessor
Current position since	2016

[1]	Left their positions this year.